Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Party Transactions
11.     Related Party Transactions
Summarized below are the related party costs incurred by the Company for the nine months ended September 30, 2020 and 2019, respectively, and any related amounts receivable and payable as of September 30, 2020 and December 31, 2019:

	Incurred for the Nine Months Ended		Receivable as of
	September 30,		September 30,	December 31,
	2020	2019	2020	2019
Assets Assumed through the Self-Administration Transaction
Cash to be received from an affiliate related to deferred compensation and other payroll costs	$—	$658	$—	$—
Other fees	150	—	201	352
Due from GCC
Reimbursable Expense Allocation	16	—	5	4
Payroll/Expense Allocation	300	321	781	481
Due from Affiliates
Payroll/Expense Allocation	—	1,217	—	—
O&O Costs (including payroll allocated to O&O)	—	157	—	—
Other Fees	—	6,375	—	—

Total	$466	$8,728	$987	$837

	Incurred for the Nine Months Ended		Payable as of
	September 30,		September 30,	December 31,
	2020	2019	2020	2019
Expensed
Costs advanced by the advisor	$1,546	$2,571	$1,120	$1,164
Consulting fee—shared services	1,875	1,874	631	441
Disposition fees	—	641	—	—
Capitalized
Leasing commissions	—	596	—	—
Acquisition fees	—	942	—	—
Assumed through Self-Administration Transaction/Mergers
Earn-out	—	—	338	2,919
Stockholder Servicing Fee	—	693	2,354	4,994
Other fees	—	20	—	—
Other
Distributions	8,353	10,089	712	1,365

Total	$11,774	$17,426	$5,155	$10,883

Dealer Manager Agreement
GCEAR entered into a dealer manager agreement and associated form of participating dealer agreement (the “Dealer Manager Agreement”) with the dealer manager for the
Follow-On
Offering. The terms of the Dealer Manager Agreement are substantially similar to the terms of the dealer manager agreement from GCEAR’s initial public offering (“IPO”), except as it relates to the share classes offered and the fees to be received by the dealer manager. The
Follow-On
Offering terminated on September 20, 2020. See Not 9,
Equity.
Distribution Fees
Subject to the
Financial Industry Regulatory Authority, Inc.’s limitations on underwriting compensation, under the Dealer Manager Agreement the Company will pay the dealer manager a distribution fee for ongoing services rendered to stockholders by participating broker-dealers or broker-dealers servicing investors’ accounts, referred to as servicing broker-dealers. The fee accrues daily, is paid monthly in arrears, and is calculated based on the average daily NAV for the applicable month (the “Average NAV”).
Conflicts of Interest
Affiliated Dealer Manager
Since Griffin Capital Securities, LLC, the Company’s dealer manager, is an affiliate of the Company’s former sponsor, the Company does not have the benefit of an independent due diligence review and investigation of the type normally performed by an unaffiliated, independent underwriter in connection with the offering of securities. The Company’s dealer manager is also serving as the dealer manager for Griffin-American Healthcare REIT III, Inc. (“GAHR III”) and Griffin-American Healthcare REIT IV, Inc. (“GAHR IV”), each of which are publicly-registered, non-traded
REITs, as wholesale marketing agent for Griffin Institutional Access Real Estate Fund (“GIA Real Estate Fund”) and Griffin Institutional Access Credit Fund (“GIA Credit Fund”) both of which are non-diversified,
closed-end
management investment companies that are operated as interval funds under the 1940 Act, and as dealer manager or master placement agent for various private offerings.
Administrative Services Agreement
In connection with the Mergers, the Company assumed, as the successor of
EA-1
and the
EA-1
Operating Partnership, an Administrative Services Agreement (the “Administrative Services Agreement”), pursuant to which GCC and GC LLC continue to provide office space and certain operational and administrative services at cost to the Company’s Current Operating Partnership, Griffin Capital Essential Asset TRS, Inc., and GRECO, which may include, without limitation, the shared information technology, human resources, legal, due diligence, marketing, customer service, events, operations, accounting and administrative support services set forth in the Administrative Services Agreement. The Company pays GCC a monthly amount based on the actual costs anticipated to be incurred by GCC for the provision of such office space and services until the Company elects to provide such space and/or services for itself or through another provider, which amount is initially $187,167 per month, based on an approved budget. Such costs are reconciled quarterly and a full review of the costs will be performed at least annually. In addition, the Company will directly pay or reimburse GCC for the actual cost of any reasonable third-party expenses incurred in connection with the provision of such services.

Certain Conflict Resolution Procedures
Every transaction that the Company enters into with affiliates is subject to an inherent conflict of interest. The Board may encounter conflicts of interest in enforcing the Company’s rights against any affiliate in the event of a default by or disagreement with an affiliate or in invoking powers, rights or options pursuant to any agreement between the Company and affiliates. See the Company’s Code of Ethics available at the “Corporate Governance” subpage of the Company’s website at www.GCEAR.com for a detailed description of the Company’s conflict resolution procedures.

13.	Related Party Transactions
Summarized below are the related-party costs incurred by the Company for the years ended December 31, 2019, 2018 and 2017, respectively, and any related amounts payable and receivable as of December 31, 2019 and 2018:

	Incurred for the Year Ended December 31,			Payable as of December 31,
	2019	2018	2017	2019	2018
Expensed
Operating expenses	$—	$3,594	$2,652	$—	$74
Asset management fees	—	23,668	23,499	—	—
Property management fees	—	9,479	9,782	—	875
Disposition fees	641	177	1,950	—	—
Costs advanced by the advisor	3,771	546	587	1,164	341
Consulting fee — shared services	2,500	—	—	441	—
Capitalized
Acquisition fees (1)	942	5,331	3,791	—	—
Leasing commissions	2,540	2,289	1,752	—	—
Assumed through Self- Administration Transaction/Mergers
Earn-out	—	—	—	2,919	29,380
Other Fees	20	—	—	—	11,734
Stockholder Servicing Fee	692	—	—	4,994	—
Other
Distributions	14,138	—	—	1,365	2

Total	$25,244	$45,084	$44,013	$10,883	$42,406

(1)	Acquisition fees related to the acquisition of McKesson II during the year ended December 31, 2019 were capitalized as the acquisition did not meet the business combination criteria.

	Incurred for the Year Ended December 31,			Receivable as of December 31,
	2019	2018	2017	2019	2018
Assets Assumed through the Self-Administration Transaction
Cash to be received from an affiliate related to deferred compensation and other payroll costs	$658	$—	$—	$—	$7,951
Other fees	—	—	—	352	11,734
Due from Griffin Capital Company
Payroll/Expense Allocation	481	—	—	481	—
Reimbursable Expense Allocation	4	—	—	4	—
Due from Affiliates
Payroll/Expense Allocation	1,217	—	—	—	—
O&O Costs (including payroll allocated to O&O)	157	—	—	—	—
Other Fees (1)	6,375	—	—	—	—

Total	$8,892	$—	$—	$837	$19,685

(1)	Includes Payroll/Expense allocation, Offering Costs, Advisory Fee, Performance Distribution, LP Distributions & Employee Reimbursements.
Fifth Amended and Restated Limited Partnership Agreement of the Current Operating Partnership
On April 30, 2019, in connection with the Partnership Merger, the Company entered into a Fifth Amended and Restated Limited Partnership Agreement of the Current Operating Partnership (the “Operating Partnership Agreement”), which amended and superseded the Fourth Amended and Restated Limited Partnership Agreement. The Operating Partnership Agreement reflects, among other things, the change of the general partner of the GCEAR Operating Partnership to the Company, the exchange of classes of units of limited partnership interest pursuant to the Partnership Merger, the authorization of additional classes of units of limited partnership interest of the Current Operating Partnership that were outstanding prior to the Mergers and were issued in connection with the Mergers, and other updates to reflect the effects of the Mergers. The terms of the Operating Partnership Agreement are included in the Company’s Form
8-K
filed on May 1, 2019.
Advisory and Property Management Fees
Prior to the execution of the Merger Agreement, the Company’s advisor and property manager provided services to the Company, including asset acquisition and disposition decisions, asset management, operating and leasing of properties, property management, and other general and administrative responsibilities. Subsequent to the Mergers, advisory or property management fees paid by the Company are intercompany transactions and are eliminated in consolidation.
Dealer Manager Agreement
GCEAR entered into a dealer manager agreement and associated form of participating dealer agreement (the “Dealer Manager Agreement”) with the Dealer Manager. The terms of the Dealer Manager Agreement are substantially similar to the terms of the dealer manager agreement from GCEAR’s IPO, except as it relates to the share classes offered and the fees to be received by the Dealer Manager (terms of the Dealer Manager Agreement are included in GCEAR’s 2018 Annual Report on Form
10-K
filed on March 14, 2019).

Distribution Fees
Subject to
Financial Industry Regulatory Authority, Inc.’s limitations on underwriting compensation, under the Dealer Manager Agreement the Company will pay the Dealer Manager a distribution fee for ongoing services rendered to stockholders by participating broker-dealers or broker-dealers servicing investors’ accounts, referred to as servicing broker-dealers. The fee accrues daily and is paid monthly in arrears and is calculated based on the average daily NAV for the applicable month (the “Average NAV”) (terms of the distribution fees are included in GCEAR’s 2018 Annual Report on Form
10-K
filed on March 14, 2019).
Conflicts of Interest
Affiliated Dealer Manager
Since Griffin Capital Securities, LLC, the Company’s dealer manager, is an affiliate of the Company’s former sponsor, the Company does not have the benefit of an independent due diligence review and investigation of the type normally performed by an unaffiliated, independent underwriter in connection with the offering of securities. The Company’s dealer manager is also serving as the dealer manager for Griffin-American Healthcare REIT III, Inc. (“GAHR III”), and Griffin-American Healthcare REIT IV, Inc. (“GAHR IV”), each of which are publicly-registered, non-traded
REITs, as wholesale marketing agent for Griffin Institutional Access Real Estate Fund (“GIA Real Estate Fund”) and Griffin Institutional Access Credit Fund (“GIA Credit Fund”) both of which are non-diversified,
closed-end
management investment companies that are operated as interval funds under the 1940 Act, and as dealer manager for various private offerings, which will result in competing demands for the Company’s dealer manager’s time and efforts relating to the distribution of the Company’s shares and shares/interests of GAHR III, GAHR IV, GIA Real Estate Fund, GIA Credit Fund, and the private offerings.
Administrative Services Agreement
In connection with the Mergers, the Company assumed, as the successor of
EA-1
and the
EA-1
Operating Partnership, an Administrative Services Agreement (the “Administrative Services Agreement”), pursuant to which GCC and GC LLC continue to provide office space and certain operational and administrative services at cost to the Company’s Current Operating Partnership, Griffin Capital Essential Asset TRS, Inc., and GRECO, which may include, without limitation, the shared information technology, human resources, legal, due diligence, marketing, customer service, events, operations, accounting and administrative support services set forth in the Administrative Services Agreement. The Company pays GCC a monthly amount based on the actual costs anticipated to be incurred by GCC for the provision of such office space and services until the Company elects to provide such space and/or services for itself or through another provider, which amount is initially $187,167 per month, based on an approved budget. Such costs are reconciled quarterly and a full review of the costs will be performed at least annually. In addition, the Company will directly pay or reimburse GCC for the actual cost of any reasonable third-party expenses incurred in connection with the provision of such services.
Certain Conflict Resolution Procedures
Every transaction that the Company enters into with the Company’s dealer manager or its affiliates is subject to an inherent conflict of interest. The Board may encounter conflicts of interest in enforcing the Company’s rights against any affiliate in the event of a default by or disagreement with an affiliate or in invoking powers, rights or options pursuant to any agreement between the Company and the Company’s dealer manager or any of its affiliates. In order to reduce or eliminate certain potential conflicts of interest, the Company addresses any conflicts of interest in two distinct ways:
First, the Company’s Nominating and Corporate Governance Committee considers and acts on any conflicts-related matter required by the Company’s charter or otherwise permitted by the Maryland General Corporation Law (“MGCL”) where the exercise of independent judgment by any of the Company’s directors (who is not an independent director) could reasonably be compromised, including approval of any transaction involving the Company’s dealer manager and its affiliates.
Second, the Company’s charter contains, or the Company is otherwise subject to, a number of restrictions relating to (1) transactions the Company enters into with the Company’s dealer manager and its affiliates, (2) certain future offerings, and (3) allocation of investment opportunities among affiliated entities. These restrictions include, among others, the following:

•
The Company will not purchase or lease properties in which the Company’s dealer manager, any of the Company’s directors or any of their respective affiliates has an interest without a determination by a majority of the directors, including a majority of the independent directors, not otherwise interested in such transaction, that such transaction is fair and reasonable to the Company and at a price to the Company no greater than the cost of the property to the seller or lessor unless there is substantial justification for any amount that exceeds such cost and such excess amount is determined to be reasonable. In no event will the Company acquire any such property at an amount in excess of its appraised value. The Company will not sell or lease properties to the Company’s dealer manager, any of the Company’s directors or any of their respective affiliates unless a majority of the directors, including a majority of the independent directors, not otherwise interested in the transaction, determines that the transaction is fair and reasonable to the Company. Notwithstanding the foregoing, the Company has agreed that the Company will not acquire properties in which the Company’s former sponsor, or its affiliates, owns an economic interest.

•
The Company will not make any loans to the Company’s dealer manager, any of the Company’s directors or any of their respective affiliates, except that the Company may make or invest in mortgage loans involving the Company’s dealer manager, the Company’s directors or their respective affiliates, provided that an appraisal of the underlying property is obtained from an independent appraiser and the transaction is approved as fair and reasonable to the Company and on terms no less favorable to the Company than those available from third parties. In addition, the Company’s dealer manager, any of the Company’s directors and any of their respective affiliates will not make loans to the Company or to joint ventures in which the Company is a joint venture partner unless approved by a majority of the directors, including a majority of the independent directors, not otherwise interested in the transaction, as fair, competitive and commercially reasonable, and no less favorable to the Company than comparable loans between unaffiliated parties. The Company will not accept goods or services from the Company’s dealer manager or its affiliates or enter into any other transaction with the Company’s dealer manager or its affiliates unless a majority of the Company’s directors, including a majority of the independent directors, not otherwise interested in the transaction, approve such transaction as fair and reasonable to the Company and on terms and conditions not less favorable to the Company than those available from unaffiliated third parties.